EQUIPMENT - Schedule of net equipment (Details) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Equipment [Line Items]
Equipment, Cost	$ 761,250	$ 718,448	$ 616,669
Accumulated Depreciation	549,890	525,920	456,708
Equipment, Net	211,360	192,528	159,961
Computer and electronics [Member]
Equipment [Line Items]
Equipment, Cost	286,855	286,855	256,505
Accumulated Depreciation	248,357	243,346	223,750
Equipment, Net	38,498	43,509	32,755
Furniture and fixtures [Member]
Equipment [Line Items]
Equipment, Cost	36,795	36,795	36,795
Accumulated Depreciation	29,999	29,648	28,051
Equipment, Net	6,796	7,147	8,744
Demonstration equipment [Member]
Equipment [Line Items]
Equipment, Cost	314,417	271,615	200,186
Accumulated Depreciation	164,363	147,257	105,441
Equipment, Net	150,054	124,358	94,745
Manufacturing Equipment [Member]
Equipment [Line Items]
Equipment, Cost	88,742	88,742	88,742
Accumulated Depreciation	86,353	86,230	85,668
Equipment, Net	2,389	2,512	3,074
Tools and parts [Member]
Equipment [Line Items]
Equipment, Cost	11,422	11,422	11,422
Accumulated Depreciation	7,007	6,779	5,741
Equipment, Net	4,415	4,643	5,681
Assets under capital lease [Member]
Equipment [Line Items]
Equipment, Cost	23,019	23,019	23,019
Accumulated Depreciation	13,811	12,660	8,057
Equipment, Net	$ 9,208	$ 10,359	$ 14,962